Classification and measurement of financial instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure [Abstract]
Summary of Carrying Amounts and Fair Values of Financial Assets and Liabilities
Accounting classification and fair value hierarchy

		2024					2023

	Hierarchy of fair value measurement	Fair value $m	a	Amortised cost $m	Not categorised as a financial instrument $m	Total $m	Fair value $m	a	Amortised cost $m	Not categorised as a financial instrument $m	Total $m

Financial assets

Other financial assets	1,3 b	169		50	–	219	124		68	–	192

Cash and cash equivalents	1	415		593	–	1,008	375		947	–	1,322

Derivative financial instruments	2	4		–	–	4	20		–	–	20

Deferred compensation plan investments	1	286		–	–	286	250		–	–	250

Trade and other receivables	–	–		697	123	820	–		651	102	753

Financial liabilities

Derivative financial instruments	2	(78)		–	–	(78)	(25)		–	–	(25)

Deferred compensation plan liabilities	1	(286)		–	–	(286)	(250)		–	–	(250)

Loans and other borrowings	–	–		(3,274)	–	(3,274)	–		(3,166)	–	(3,166)

Trade and other payables	3	(73)		(594)	(61)	(728)	(69)		(670)	(47)	(786)

a.
With the exception of equity securities of $89m (2023: $87m) measured at fair value through other comprehensive income, all are measured at fair value through profit or loss. Of those, the financial assets related to the deferred compensation plan investments were designated as such upon initial recognition.

b.	Of those measured at fair value, $43m (2023: $14m) are Level 1 and $126m (2023: $110m) are Level 3.

Summary of Fair Value Measurement Hierarchy of Assets and Liabilities
Financial assets and liabilities measured at amortised cost whose carrying amount is not a reasonable approximation of fair value are as follows:

		2024		2023

	Hierarchy of fair value	Carrying value	Fair value	Carrying value	Fair value
	measurement	$m	$m	$m	$m

€ 500m 1.625% bonds 2024	1	–	–	555	545

£300m 3.75% bonds 2025	1	381	373	387	373

£350m 2.125% bonds 2026	1	441	418	449	416

€ 500m 2.125% bonds 2027	1	526	513	559	535

£400m 3.375% bonds 2028	1	502	471	509	476

€ 600m 4.375% bonds 2029	1	623	658	663	689

€ 750m 3.625% bonds 2031	1	784	786	–	–

Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3

	Other financial assets $m	Other payables $m	Contingent purchase consideration $m

At 1 January 2023	103	(18)	(65)

Valuation losses recognised in other comprehensive income	(2)	–	–

Additions	8	–	–

Unrealised changes in fair value a	–	18	(4)

Exchange and other adjustments	1	–	–

At 31 December 2023	110	–	(69)

Additions	20	–	–

Unrealised changes in fair value	–	–	(4)

Repayments and disposals	(4)	–	–

At 31 December 2024	126	–	(73)

a.
The change in the fair value of other payables was recognised within share of profits/(losses) from associates and joint ventures in the Group income statement and was presented as an exceptional item (see note 6).